General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - General and Administrative Expenses [Member]	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of General and Administrative Expenses [Line Items]
Staff costs	$ 6,275,125	$ 807,849	$ 4,898,951	$ 5,392,654
Rental and office expense	4,185,355	538,815	3,817,672	4,171,198
Allowance (reversal of allowance) for provision of expected credit loss	(105,737)	(13,612)	4,917,798	878,966
Impairment of obsolete inventories	20,716	2,667	267,847
Depreciation	260,753	33,569	410,039	256,676
Legal and professional fee	3,485,208	448,680	2,936,471	3,337,372
Repair and maintenance expenses	2,454,826	316,029	1,430,288	1,079,514
Research and development	4,537,422	584,139	5,996,144	709,448
Others	2,586,333	332,960	815,325	1,308,664
General and administrative expense, total	$ 23,700,001	$ 3,051,096	$ 25,490,535	$ 17,134,492